Consolidated Statements Of Stockholders' Equity And Non Controlling Interests (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Stockholders' Equity And Non Controlling Interests [Abstract]
Dividends declared per share	$ 0.92	$ 0.92	$ 0.92
Issuance of shares	105,750	0	0
Issuance of shares market value per share over par	$ 23.50